Document and Entity Information	3 Months Ended
Mar. 31, 2016 shares
Document And Entity Information
Entity Registrant Name	SoOum Corp.
Entity Central Index Key	0000078311
Document Type	10-Q
Trading Symbol	SOUM
Document Period End Date	Mar. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	60,788,382
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2016